Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - 401(k) PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-2578432
Plan number	005
Participant Loans	$ 1,765,150
Total	$ 147,898,069
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.50%	4.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%	10.50%
Investment, Identifier [Axis]: American Century Growth Fund R6 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,416,577
Investment, Identifier [Axis]: American Funds American Balanced Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,515,861
Investment, Identifier [Axis]: American Funds EUPAC Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,044,565
Investment, Identifier [Axis]: Balchem Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,922,435
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,665,552
Investment, Identifier [Axis]: Columbia Dividend Income Fund Institutional 3 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,237,633
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,613,730
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,164,417
Investment, Identifier [Axis]: Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,329,114
Investment, Identifier [Axis]: Fidelity Total Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,844,258
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,332,940
Investment, Identifier [Axis]: Guaranteed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,021,495
Investment, Identifier [Axis]: Victory Pioneer Bond Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,024,342